Shareholders equity (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of movement in contributed surplus and phantom share liability [Table Text Block]
	Contributed Surplus
			Deferred share			Phantom share
	2013 Plan PSUs	Stock options	units	Others	Total	liability

At January 1, 2015	$3,020	$18,539	$-	($33)	$21,526	$4,037
Expercise of stock options	-	(294)	-	-	(294)	-
PSUs settled in shares	(4,404)	-	-	-	(4,404)	-
PSUs settled in cash	-	-	-	-	-	(4,205)
Expiry of warrants	-	-	-	30,046	30,046	-
Share-based compensation expense	5,769	1,964	377	-	8,110	829
At December 31, 2015	$4,385	$20,209	$377	$30,013	$54,984	$661
PSUs settled in shares	(4,851)	-	-	-	(4,851)	(110)
PSUs settled in cash	-	-	-	-	-	(377)
Share-based compensation expense	6,420	1,897	407	-	8,724	(131)
At December 31, 2016	$5,954	$22,106	$784	$30,013	$58,857	$43
PSUs settled in shares	(6,117)	-	-	-	(6,117)	-
Severance payments	-	-	-	(5)	(5)	-
Share-based compensation expense	3,657	1,002	236	-	4,895	(18)
At December 31, 2017	$3,494	$23,108	$1,020	$30,008	$57,630	$25

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options	Weighted average
	outstanding	exercise price
Outstanding at January 1, 2015	9,254,224	C$6.17
Granted	1,617,870	4.23
Exercised	(300,000)	3.47
Cancelled/Forfeited	(71,875)	5.68
Expired	(6,254,021)	6.17
Outstanding at December 31, 2015	4,246,198	C$5.70
Granted	2,782,317	2.68
Cancelled/Forfeited	(3,500)	4.52
Expired	(499,771)	8.78
Outstanding at December 31, 2016	6,525,244	C$4.17
Granted	2,057,589	0.75
Cancelled/Forfeited	(437,084)	1.57
Expired	(1,334,433)	5.54
Outstanding at December 31, 2017	6,811,316	C$3.04

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2017	2016	2015
Risk free interest rate	0.95%	0.55%	0.95%
Expected life in years	3.50	3.50	3.50
Volatility	72.90%	63.92%	59.27%
Expected dividends	0.00%	0.00%	0.00%
Forfeiture rate	5.00%	5.00%	5.00%
Weighted average fair value of options issued	C$0.39	C$0.80	C$1.73

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Awards Outstanding				Awards Exercisable
		Remaining	Weighted		Remaining	Weighted
		contractual	average		contractual	average
Range of exercise		life	exercise		life	exercise
price per share	Quantity	(in years)	price	Quantity	(in years)	price
C$0.75 -C$2.00	2,165,143	4.17	C$0.84	115,980	3.89	C$1.36
C$2.01 -C$5.00	3,918,004	2.64	3.46	3,204,048	2.57	3.52
C$5.01 -C$8.00	728,169	1.23	7.28	728,169	1.23	7.28
	6,811,316	2.98	C$3.04	4,048,197	2.37	C$4.13

PSUP and the Directors PSUP [Member]
Statement [Line Items]
Disclosure of detailed information about phantom share units, activity [Table Text Block]
	PSUP	Directors PSUP
Outstanding at January 1, 2015	1,329,080	186,063
Redeemed	(1,088,066)	(198,575)
Granted	-	223,883
Cancelled	(7,437)	-
Outstanding at December 31, 2015	233,577	211,371
Redeemed	(189,961)	(136,744)
Cancelled	(3,896)	-
Outstanding at December 31, 2016	39,720	74,627
Redeemed	(36,887)	-
Cancelled	(2,833)	-
Outstanding at December 31, 2017	-	74,627

2013 PSUP [Member]
Statement [Line Items]
Disclosure of detailed information about phantom share units, activity [Table Text Block]
	December 31	December 31	December 31
	2017	2016	2015
Opening balance	4,670,104	2,088,902	1,152,464
Redeemed	(2,946,800)	(1,324,092)	(958,515)
Granted	4,410,812	4,046,139	1,960,463
Cancelled	(951,495)	(140,845)	(65,510)
	5,182,621	4,670,104	2,088,902